N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0000786035
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Liberty All-Star Growth Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Jun. 30, 2025